Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2021
Expense By Nature [Abstract]
Selling, general and administrative expenses
8.	Selling, general and administrative expenses

Included within Selling, general and administrative expenses are (in thousands):

	2019	2020	2021
Demand generation expenses	$151,350	$198,787	$291,821
Technology expenses	84,207	115,227	131,408
Depreciation and amortization	113,591	217,223	251,198
Share-based payments (1)	178,234	291,633	196,167
General and administrative	345,665	504,346	591,644
Other items	16,374	24,267	18,730
Selling, general and administrative expenses	$889,421	$1,351,483	$1,480,968

(1)	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.

Demand generation expense is primarily comprised of fees that the Group pays its various media and affiliate partners. Technology expense primarily relates to maintenance and operations of Farfetch platform features and services, as well as hosting and infrastructure expenses. General and administrative expenses consist primarily of office and warehousing costs, non-technology headcount, marketing and other digital platform operations costs. Other items primarily consist of transaction-related legal and advisory costs.